SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) per Common Share (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Number of warrants to purchase shares issued				24,080,000
Numerator:
Allocation of net income, as adjusted				$ 5,385,193	$ 7,366,307
Denominator:
Basic weighted average shares outstanding (in shares)	14,481,736	21,004,630	16,466,455	12,546,423	27,600,000
Weighted average shares outstanding, diluted (in shares)	14,481,736	21,004,630	16,466,455	12,546,423	27,600,000
Basic net income per common stock (in dollar per share)	$ 0.04	$ 0.31	$ 0.41	$ 0.43	$ 0.27
Diluted net income per common stock (in dollar per share)	$ 0.04	$ 0.31	$ 0.41	$ 0.43	$ 0.27
Class B Common stock
Numerator:
Allocation of net income, as adjusted				$ 2,961,627	$ 1,841,577
Denominator:
Basic weighted average shares outstanding (in shares)	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000
Weighted average shares outstanding, diluted (in shares)	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000
Basic net income per common stock (in dollar per share)	$ 0.04	$ 0.31	$ 0.41	$ 0.43	$ 0.27
Diluted net income per common stock (in dollar per share)	$ 0.04	$ 0.31	$ 0.41	$ 0.43	$ 0.27